As filed with the Securities and Exchange Commission on November 2 , 2021

File Nos. 333-258233

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-14

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 1	☒

Starboard Investment Trust
(Exact Name of Registrant as Specified in Charter)
116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
(Address of Principal Executive Offices)
252-972-9922
(Registrant’s Telephone Number, including Area Code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
(Name and Address of Agent for Service)

With Copies to:

Terrence Davis, Esq. Greenberg Traurig, LLP 3333 Piedmont RD., NE Suite 2500 Atlanta, GA 30305	Tanya Boyle, Esq. Greenberg Traurig, LLP 2200 Ross Avenue, Suite 5200 Dallas, TX 75201	Tracie Coop, Esq. The Nottingham Company 116 S. Franklin Street Rocky Mount, NC 27802

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of Securities Being Registered: Shares of beneficial interest, no par value per share, in the AI Quality Growth ETF, Adaptive High Income ETF, RH Hedged Multi-Asset Income ETF, RH Tactical Outlook ETF and RH Tactical Rotation ETF, each a series of Starboard Investment Trust.

No filing fee is required because of reliance on Section 24(f) of the Investment Company Act, as amended.

Explanatory Note.

The Combined Prospectus/Information Statement, Statement of Additional Information and Part C, each in the form filed on September 9, 2021 in Pre-Effective Amendment No. 1 to the Trust’s Registration Statement on Form N-14 (File No. 333- 258233 ) (Accession No. 0001464413-21-000194), are incorporated herein by reference.

The sole purpose of this amendment is to amend the Combined Prospectus/Information Statement to reflect the change in the date of the reorganization.

STARBOARD INVESTMENT TRUST
Adaptive Fundamental Growth Fund
Adaptive Hedged High Income Fund
Adaptive Hedged Multi-Asset Income Fund
Adaptive Tactical Outlook Fund
Adaptive Tactical Rotation Fund
(each a “Fund” and collectively, the “Funds”)

Amendment dated November 2, 2021
to the Combined Information Statement and Prospectus dated September 14, 2021

On September 9, 2021, the Funds filed a combined information statement and prospectus (“Information Statement/Prospectus”) with the Securities and Exchange Commission (the “SEC”), which was distributed beginning on September 14, 2021 to shareholders in connection with the Reorganization of the Funds.  The Funds are filing this amendment (this “Amendment”) to the Information Statement/Prospectus to update the expected date of the Reorganization.

The Reorganization will take effect on or about November 5, 2021 for the Adaptive Fundamental Growth Fund, Adaptive Tactical Outlook Fund, and Adaptive Tactical Rotation Fund.  At that time, the shares of the Adaptive Fundamental Growth Fund, Adaptive Tactical Outlook Fund, and Adaptive Tactical Rotation Fund that you currently own would, in effect, be exchanged for shares of the AI Quality Growth ETF, RH Tactical Outlook ETF and RH Tactical Rotation ETF, respectively, with the same net asset value as of the date on which the Reorganization is effected, which is expected to be on or about November 5, 2021.

The Reorganization will take effect on or about November 12, 2021 for the Adaptive Hedged High Income Fund and Adaptive Hedged Multi-Asset Income Fund.  At that time, the shares of the Adaptive Hedged High Income Fund and Adaptive Hedged Multi-Asset Income Fund that you currently own would, in effect, be exchanged for shares of the Adaptive High Income ETF and RH Hedged Multi-Asset Income ETF, respectively, with the same net asset value as of the date on which the Reorganization is effected, which is expected to be on or about November 12, 2021.

This Amendment updates information in, and should be read in conjunction with, the Combined Information Statement and Prospectus dated September 14, 2021.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (“Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant has duly caused this N-14 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, State of North Carolina on this 2 nd   day of November 2021.
STARBOARD INVESTMENT TRUST
By:	/s/ Katherine M. Honey*
Katherine M. Honey
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.
Signature	Title	Date
/s/James H. Speed, Jr.* James H. Speed, Jr	Trustee and Chairman	November 2 , 2021
/s/J. Buckley Strandberg* J. Buckley Strandberg	Trustee	November 2 , 2021
/s/Michael G. Mosley* Michael G. Mosley	Trustee	November 2 , 2021
/s/Theo H. Pitt, Jr.* Theo H. Pitt, Jr.	Trustee	November 2 , 2021
/s/Katherine M. Honey* Katherine M. Honey	President and Principal Executive Officer	November 2 , 2021
/s/Ashley E. Lanham* Ashley E. Lanham	Treasurer, Principal Financial Officer, and Principal Accounting Officer	November 2 , 2021
/s/ Tracie A. Coop *By: Tracie A. Coop

Attorney-in-Fact pursuant to Powers of Attorney dated March 11, 2021 are incorporated by reference to Pre-Effective Amendment No. 1 to the registration statement on Form N-14 filed on September 9, 2021 .

4